Investment in associate	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Investment in associate
Investment in associate:

a) The Company has a 63.1% equity interest in Atlas Methanol Company Unlimited ("Atlas"). Atlas owns a 1.8 million tonne per year methanol production facility in Trinidad. The Company accounts for its interest in Atlas using the equity method. Summarized financial information of Atlas (100% basis) is as follows:

Consolidated statements of financial position as at	Dec 31 2017	Dec 31 2016
Cash and cash equivalents	$8,361	$15,530
Other current assets[1]	79,738	45,219
Non-current assets	289,671	324,297
Current liabilities[1]	(41,388)	(24,783)
Other long-term liabilities, including current maturities	(157,935)	(168,253)
Net assets at 100%	178,447	192,010
Net assets at 63.1%	112,600	121,158
Long-term receivable from Atlas[1]	76,322	76,244
Investment in associate	$188,922	$197,402

Consolidated statements of income for the years ended December 31	2017	2016
Revenue[1]	$459,367	$213,533
Cost of sales and depreciation and amortization	(261,121)	(145,126)
Operating income	198,246	68,407
Finance costs, finance income and other expenses	(11,170)	(12,771)
Income tax expense	(66,640)	(24,052)
Net earnings at 100%	120,436	31,584
Earnings of associate at 63.1%	75,995	19,930

Dividends received from associate	$84,553	$47,325

[1]	Includes related party transactions between Atlas and the Company (see note 22).

b) Contingent liability:
The Board of Inland Revenue of Trinidad and Tobago has issued assessments against Atlas in respect of the 2005 to 2011 financial years. All subsequent tax years remain open to assessment. The assessments relate to the pricing arrangements of certain long-term fixed price sales contracts from 2005 to 2019 related to methanol produced by Atlas. Atlas had partial relief from corporation income tax until late July 2014.
The Company has lodged objections to the assessments. Based on the merits of the cases and legal interpretation, management believes its position should be sustained.